INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward	$ 314,800,000	$ 299,200,000
Net operating loss and deferred tax asset does not include nol's	$ 56,000,000.0
Operating loss expiration year	2038
New jersey state net operating loss carryovers	$ 153,700,000	137,600,000
Interest or penalties on unpaid tax	$ 0	$ 0
GPP Revenue [Member]
Operating Loss Carryforwards [Line Items]
Income Tax Examination, Description	a Taiwan Excise tax of $50,000 levied in connection with the GBP Revenue.